Stock-Based Compensation - Additional Information (Detail) (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2029	Apr. 01, 2020	Dec. 01, 2019	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 18, 2019	Jul. 31, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares available for future issuance		2,186,215			21,091,811		34,917,408	3,667,997
Common shares reserved for grant					5,716,057		5,283,520	3,478,728
Weighted average fair value at the grant date					$ 13.11	$ 5.19	$ 5.54	$ 2.76
'Unrecognized equity-based compensation related to unvested stock options					$ 35,200	$ 2,300	$ 17,300
Remaining weighted average service period for recognition					3 years	1 year 10 months 24 days	3 years 1 month 6 days
Share based compensation expense					$ 3,918	$ 537	$ 6,788	$ 31
Restricted stock units, grants in period (in shares)					127,200
Roivant Sciences Ltd. (RSL) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense					$ 100	$ 40	$ 200	$ 1,300
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares available for future issuance			5,500,000		5,716,057		5,283,520
Percentage of common stock outstanding	4.00%	4.00%
Maximum number of shares issued			16,500,000
Share based compensation, contractual term				Ten-year
Common shares reserved for grant					1,842,958		216,480
Share based compensation, description			For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company's common stock on the date of grant and the option will have a five-year contractual term.
2019 Equity Incentive Plan [Member] | Restricted stock units outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, grants in period (in shares)					127,200
2018 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for grant										4,768,396	3,667,997
Number of shares assumed and converted into options to purchase shares (in shares)					3,395,596		3,657,408		4,408,287